Significant Acquisitions and Dispositions (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Business Combination, Acquisition Related Costs	$ 4,100,000	$ 4,200,000	$ 2,300,000
Operating Leases, Income Statement, Lease Revenue	873,417,000	770,008,000	684,615,000
Direct Costs of Leased and Rented Property or Equipment	158,837,000	137,629,000	129,536,000
Real Estate Tax Expense	117,681,000	106,071,000	95,627,000
Gain On Business Combinations Excluding Acquisitions Costs	(962,000)		(1,100,000)
Other Two Thousand Thirteen Acquisitions [Member] [Domain]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	7 years 11 months
Number Of Real Estate Properties Acquired	17
Operating Leases, Income Statement, Lease Revenue	24,700,000
Direct Costs of Leased and Rented Property or Equipment	1,400,000
Real Estate Tax Expense	3,600,000
Other Two Thousand Twelve Acquisitions [Member] [Domain]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		8 years 10 months
Number Of Real Estate Properties Acquired		37
Operating Leases, Income Statement, Lease Revenue		28,500,000
Direct Costs of Leased and Rented Property or Equipment		3,600,000
Real Estate Tax Expense		$ 3,800,000
Medical Office [Member] | Other Two Thousand Thirteen Acquisitions [Member] [Domain]
Business Acquisition [Line Items]
Number Of Real Estate Properties Acquired	1
Medical Office [Member] | Other Two Thousand Twelve Acquisitions [Member] [Domain]
Business Acquisition [Line Items]
Number Of Real Estate Properties Acquired		27
South Florida [Member] | Warehouse [Member] | Other Two Thousand Thirteen Acquisitions [Member] [Domain]
Business Acquisition [Line Items]
Number Of Real Estate Properties Acquired	1
New Jersey [Member] [Member] | Warehouse [Member] | Other Two Thousand Thirteen Acquisitions [Member] [Domain]
Business Acquisition [Line Items]
Number Of Real Estate Properties Acquired	3
Indianapolis Indiana [Member] | Warehouse [Member] | Other Two Thousand Thirteen Acquisitions [Member] [Domain]
Business Acquisition [Line Items]
Number Of Real Estate Properties Acquired	1
Houston Texas [Member] | Warehouse [Member] | Other Two Thousand Thirteen Acquisitions [Member] [Domain]
Business Acquisition [Line Items]
Number Of Real Estate Properties Acquired	1
Houston Texas [Member] | Warehouse [Member] | Other Two Thousand Twelve Acquisitions [Member] [Domain]
Business Acquisition [Line Items]
Number Of Real Estate Properties Acquired		1
Kansas City, Missouri [Member] | Warehouse [Member] | Other Two Thousand Thirteen Acquisitions [Member] [Domain]
Business Acquisition [Line Items]
Number Of Real Estate Properties Acquired	1
St. Louis, Missouri [Member] | Warehouse [Member] | Other Two Thousand Thirteen Acquisitions [Member] [Domain]
Business Acquisition [Line Items]
Number Of Real Estate Properties Acquired	1
Northeast or Central Pennsylvania [Member] | Warehouse [Member] | Other Two Thousand Thirteen Acquisitions [Member] [Domain]
Business Acquisition [Line Items]
Number Of Real Estate Properties Acquired	2
Atlanta Georgia [Member] | Warehouse [Member] | Other Two Thousand Twelve Acquisitions [Member] [Domain]
Business Acquisition [Line Items]
Number Of Real Estate Properties Acquired		1
Chicago Illinois [Member] | Warehouse [Member] | Other Two Thousand Thirteen Acquisitions [Member] [Domain]
Business Acquisition [Line Items]
Number Of Real Estate Properties Acquired	1
Chicago Illinois [Member] | Warehouse [Member] | Other Two Thousand Twelve Acquisitions [Member] [Domain]
Business Acquisition [Line Items]
Number Of Real Estate Properties Acquired		3
Columbus Ohio [Member] | Warehouse [Member] | Other Two Thousand Twelve Acquisitions [Member] [Domain]
Business Acquisition [Line Items]
Number Of Real Estate Properties Acquired		2
Southern California [Member] | Warehouse [Member] | Other Two Thousand Thirteen Acquisitions [Member] [Domain]
Business Acquisition [Line Items]
Number Of Real Estate Properties Acquired	3
Southern California [Member] | Warehouse [Member] | Other Two Thousand Twelve Acquisitions [Member] [Domain]
Business Acquisition [Line Items]
Number Of Real Estate Properties Acquired		1
Central California [Member] | Warehouse [Member] | Other Two Thousand Thirteen Acquisitions [Member] [Domain]
Business Acquisition [Line Items]
Number Of Real Estate Properties Acquired	2
Northern California [Member] [Member] | Warehouse [Member] | Other Two Thousand Twelve Acquisitions [Member] [Domain]
Business Acquisition [Line Items]
Number Of Real Estate Properties Acquired		2